Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments
Derivative Instruments - Schedule of Derivative instruments (Assets/ Liabilities) at fair value (Table)

a)	Derivative Asset:
Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Partnership receives in EURO	Fixed Rate the Partnership pays in United States Dollars	Fair Value June 30, 2024, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	3,226
				Total Fair Value		$3,226

b)	Derivative Liabilities:
Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Partnership receives in EURO	Fixed Rate the Partnership pays in United States Dollars	Fair Value June 30, 2024, in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	$9,742
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	2,481
				Total Fair Value		$12,223

Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivative Designated as Accounting Hedge (Table)

-        Derivative designated as accounting hedge

	For the six-month periods ended June 30,
Amount of gain/(loss) recognized in other comprehensive income	2024	2023
Cross-currency swap agreement related to 2022 Bonds	$(4,492)	$2,690
Reclassification to other income, net	4,671	(1,040)
Total gain recognized in accumulated other comprehensive loss	$179	$1,650

Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivatives not Designated as Accounting Hedge (Table)

 -        Derivatives not designated as accounting hedges:

	For the six-month periods ended June 30,
Amount of gain/(loss) recognized in other income, net	2024	2023
Change in fair value of derivatives related to 2021 Bonds	$(5,043)	$3,213
Realized interest expense of derivatives related to 2021 Bonds	(1,076)	(1,038)
Total (loss) / gain recognized in other income, net	$(6,119)	$2,175